Judicial Deposits - Summary of Detailed Information About Changes In Judicial Deposits (Detail) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Judicial Deposits [Abstract]
Deposits - Beggining balance	R$ 337,255	R$ 333,577
Acquisition of subsidiary	283,885
New deposits	7,911	1,367
Redemptions	(21,186)	(1,362)
Interests	6,216	7,447
Payments	(10,070)
Write-offs for expenses	(3,671)	(3,569)
Deposits - Ending balance	R$ 600,340	R$ 337,460